Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (98.3%)
CONSUMER DISCRETIONARY (15.9%)
	APPAREL (0.7%)
71,700	Crocs, Inc. *	$2,639,994
	AUTO PARTS & EQUIPMENT (0.3%)
16,500	Visteon Corp. *	1,130,250
	COMMERCIAL SERVICES (1.3%)
89,900	Monro, Inc. (1)	4,939,106
	DISTRIBUTION & WHOLESALE (2.5%)
35,700	Pool Corp.	9,705,759
	ENGINEERING & CONSTRUCTION (0.7%)
24,400	TopBuild Corp. *	2,775,988
	ENTERTAINMENT (2.8%)
76,200	Churchill Downs, Inc.	10,146,030
29,400	Penn National Gaming, Inc. *(1)	897,876
		11,043,906
	HOME BUILDERS (2.2%)
20,800	Cavco Industries, Inc. *	4,011,280
38,000	LCI Industries	4,369,240
		8,380,520
	HOUSEHOLD PRODUCTS (1.1%)
23,000	Helen of Troy, Ltd. *	4,336,880
	INTERNET (1.7%)
28,800	Stamps.com, Inc. *	5,290,272
58,000	Stitch Fix, Inc. Class A *(1)	1,446,520
		6,736,792
	LEISURE TIME (0.4%)
26,700	Planet Fitness, Inc. Class A *	1,617,219
	LODGING (0.1%)
17,900	Hilton Grand Vacations, Inc. *	349,945
	RETAIL (2.1%)
21,900	Asbury Automotive Group, Inc. *	1,693,527
18,900	Dave & Buster's Entertainment, Inc. (1)	251,937
9,500	Lithia Motors, Inc. Class A	1,437,635
11,200	Shake Shack, Inc. Class A *(1)	593,376
19,800	Texas Roadhouse, Inc.	1,040,886
21,800	Wingstop, Inc.	3,029,546
		8,046,907
		61,703,266
	CONSUMER STAPLES (3.7%)
	COMMERCIAL SERVICES (0.2%)
6,400	Medifast, Inc. (1)	888,128
	FOOD (3.5%)
59,200	Calavo Growers, Inc.	3,724,272
69,900	J&J Snack Foods Corp.	$8,886,387
5,600	Lancaster Colony Corp.	867,944
		13,478,603

		14,366,731
FINANCIALS (9.4%)
	BANKS (2.1%)
206,496	First Financial Bankshares, Inc.	5,965,670
38,900	Walker & Dunlop, Inc.	1,976,509
		7,942,179
	DIVERSIFIED FINANCIAL SERVICES (3.1%)
34,700	Enova International, Inc. *	515,989
19,400	LendingTree, Inc. *(1)	5,616,882
125,100	Stifel Financial Corp.	5,933,493
		12,066,364
	INSURANCE (4.2%)
21,300	eHealth, Inc. *	2,092,512
18,200	Primerica, Inc.	2,122,120
58,600	ProAssurance Corp.	847,942
131,900	RLI Corp.	10,828,990
9,100	Selective Insurance Group, Inc.	479,934
		16,371,498
		36,380,041
HEALTHCARE (10.5%)
	HEALTHCARE PRODUCTS (2.8%)
16,500	Cantel Medical Corp. (1)	729,795
22,700	CONMED Corp.	1,634,173
28,900	ICU Medical, Inc. *	5,326,559
20,300	iRhythm Technologies, Inc. *(1)	2,352,567
23,500	Tactile Systems Technology, Inc. *(1)	973,605
		11,016,699
	HEALTHCARE SERVICES (5.4%)
19,000	Chemed Corp.	8,570,330
71,300	Ensign Group, Inc. (The)	2,983,905
8,100	LHC Group, Inc. *	1,411,992
13,900	Medpace Holdings, Inc. *	1,292,978
18,300	Pennant Group, Inc. (The) *	413,580
77,800	US Physical Therapy, Inc.	6,303,356
		20,976,141
	PHARMACEUTICALS (1.1%)
52,266	Neogen Corp. *	4,055,842
	RETAIL (0.2%)
19,600	PetIQ, Inc. *(1)	682,864
	SOFTWARE (1.0%)
56,200	Omnicell, Inc. *	3,968,844
		40,700,390

June 30, 2020

Shares		Value
INDUSTRIALS (28.4%)
	AEROSPACE & DEFENSE (2.8%)
29,600	Kaman Corp.	$1,231,360
50,300	Mercury Systems, Inc. *	3,956,598
18,300	Teledyne Technologies, Inc. *	5,690,385
		10,878,343
	BUILDING MATERIALS (4.5%)
119,100	AAON, Inc.	6,465,939
8,400	American Woodmark Corp. *	635,460
26,500	Lennox International, Inc. (1)	6,174,235
32,000	Trex Co., Inc. *(1)	4,162,240
		17,437,874
	COMMERCIAL SERVICES (2.2%)
9,000	ABM Industries, Inc.	326,700
14,200	ASGN, Inc. *	946,856
36,200	FTI Consulting, Inc. *	4,146,710
21,200	Insperity, Inc.	1,372,276
26,000	TriNet Group, Inc. *(1)	1,584,440
		8,376,982
	DISTRIBUTION & WHOLESALE (0.5%)
16,500	SiteOne Landscape Supply, Inc. *(1)	1,880,505
	ELECTRICAL EQUIPMENT (1.4%)
85,700	EnerSys	5,517,366
	ELECTRONICS (3.2%)
53,147	Watts Water Technologies, Inc. Class A	4,304,907
102,000	Woodward, Inc. (1)	7,910,100
		12,215,007
	ENGINEERING & CONSTRUCTION (3.7%)
24,900	Dycom Industries, Inc. *(1)	1,018,161
163,700	Exponent, Inc.	13,248,241
		14,266,402
	FOOD SERVICE (1.3%)
198,800	Healthcare Services Group, Inc.	4,862,648
	HOUSEWARES (1.8%)
105,600	Toro Co. (The)	7,005,504
	MACHINERY DIVERSIFIED (0.7%)
23,300	Applied Industrial Technologies, Inc.	1,453,687
13,500	Kadant, Inc. (1)	1,345,410
		2,799,097
	METAL FABRICATE/HARDWARE (2.7%)
69,500	AZZ, Inc.	2,385,240
52,500	RBC Bearings, Inc. *	7,037,100
40,000	Rexnord Corp.	1,166,000
		10,588,340
	MISCELLANEOUS MANUFACTURERS (1.3%)
19,400	Carlisle Companies, Inc.	$2,321,598
28,700	EnPro Industries, Inc.	1,414,623
17,400	John Bean Technologies Corp.	1,496,748
		5,232,969
	RETAIL (0.4%)
38,600	Rush Enterprises, Inc. Class A	1,600,356
	TEXTILES (0.7%)
15,700	Unifirst Corp.	2,809,515
	TRANSPORTATION (1.0%)
33,800	Landstar System, Inc.	3,796,078
	TRUCKING & LEASING (0.2%)
11,500	GATX Corp. (1)	701,270
		109,968,256
INFORMATION TECHNOLOGY (24.7%)
	CHEMICALS (0.3%)
9,300	Rogers Corp. *	1,158,780
	COMPUTERS (5.0%)
5,300	CACI International, Inc. Class A *	1,149,464
86,200	ExlService Holdings, Inc. *	5,465,080
39,700	ForeScout Technologies, Inc. *(1)	841,640
47,900	MAXIMUS, Inc.	3,374,555
30,500	Qualys, Inc. *	3,172,610
41,400	Rapid7, Inc. *(1)	2,112,228
41,700	Science Applications International Corp.	3,239,256
		19,354,833
	ELECTRICAL EQUIPMENT (0.4%)
9,200	Littelfuse, Inc.	1,569,796
	ELECTRONICS (2.3%)
36,600	Alarm.com Holdings, Inc. *	2,372,046
28,500	SYNNEX Corp.	3,413,445
22,000	Tech Data Corp. *	3,190,000
		8,975,491
	ENERGY-ALTERNATE SOURCES (1.0%)
26,400	SolarEdge Technologies, Inc. *	3,663,792
	INTERNET (3.1%)
93,900	ePlus, Inc. *	6,636,852
35,700	Mimecast, Ltd. *	1,487,262
35,900	Proofpoint, Inc. *	3,989,208
		12,113,322
	MISCELLANEOUS MANUFACTURERS (0.3%)
20,000	Fabrinet *	1,248,400
	SEMICONDUCTORS (1.5%)
3,160	Cabot Microelectronics Corp.	440,946

Schedule of Investments (unaudited) (continued)

Shares		Value
47,200	Inphi Corp. *	$5,546,000
		5,986,946
	SOFTWARE (9.6%)
79,300	ACI Worldwide, Inc. *	2,140,307
10,300	Blackbaud, Inc.	587,924
54,700	Everbridge, Inc. *(1)	7,568,292
83,900	Five9, Inc. *(1)	9,285,213
39,300	j2 Global, Inc. (1)	2,484,153
29,100	LivePerson, Inc. *(1)	1,205,613
55,000	Progress Software Corp.	2,131,250
104,500	SPS Commerce, Inc. *	7,850,040
76,400	Workiva, Inc. *(1)	4,086,636
		37,339,428
	TELECOMMUNICATIONS (1.2%)
66,200	Acacia Communications, Inc. *	4,447,978
		95,858,766
MATERIALS (4.9%)
	BUILDING MATERIALS (0.1%)
22,800	US Concrete, Inc. *(1)	565,440
	CHEMICALS (2.3%)
23,200	Balchem Corp.	2,200,752
26,700	Quaker Chemical Corp. (1)	4,956,855
32,400	Sensient Technologies Corp.	1,689,984
		8,847,591
	MISCELLANEOUS MANUFACTURERS (0.9%)
30,200	AptarGroup, Inc.	3,381,796
	PACKAGING & CONTAINERS (1.6%)
190,600	Silgan Holdings, Inc.	6,173,534
		18,968,361

UTILITIES (0.8%)
	ELECTRIC (0.8%)
44,600	El Paso Electric Co.	2,988,200

TOTAL COMMON STOCKS (Cost $265,662,302) (98.3%)		380,934,011

SHORT-TERM INVESTMENTS (6.8%)

MONEY MARKET FUNDS (6.8%)
6,963,955	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.116% (2)	6,963,955
19,415,856	State Street Navigator Securities Lending Government Money Market Portfolio (3)	$19,415,856
		26,379,811

TOTAL SHORT-TERM INVESTMENTS (Cost $26,379,811) (6.8%)		26,379,811

TOTAL INVESTMENT SECURITIES (105.1%) (Cost $292,042,113)		$407,313,822
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-5.1%)		(19,934,926)
NET ASSETS (4) (100.0%)		$387,378,896

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2020, the market value of the securities on loan was $62,707,808.
(2)	Rate reflects 7 day yield as of June 30, 2020.
(3)	Securities with an aggregate market value of $62,707,808 were out on loan in exchange for collateral including $19,415,856 of cash collateral as of June 30, 2020. The collateral was invested in a cash collateral reinvestment vehicle.
(4)	For federal income tax purposes, the aggregate cost was $292,042,113, aggregate gross unrealized appreciation was $130,762,500, aggregate gross unrealized depreciation was $15,490,791 and the net unrealized appreciation was $115,271,709.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$380,934,011	$—	$—	$380,934,011
Short-Term Investments	26,379,811	—	—	26,379,811
Total Investments in Securities	$407,313,822	$—	$—	$407,313,822

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended June 30, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.